Income Taxes (Loss and Credit Carryforwards) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Foreign tax credit carryforwards	$ 243
Foreign net operating loss carryforwards	144
Foreign net operating loss carryforwards	37
State net operating loss carryforwards	$ 1,242